Putnam International Value Fund
Goal
Putnam International Value Fund seeks capital growth.
Current income is a secondary objective.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam International Value Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Value Fund		Class A		Class B		Class C		Class M		Class R		Class R6	Class Y
Management fees	[1]	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%	0.68%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.43%	[2]	0.43%	[2]	0.43%	[2]	0.43%	[2]	0.43%	[2]	0.23%	0.43%	[2]
Total annual fund operating expenses		1.36%		2.11%		2.11%		1.86%		1.61%		0.91%	1.11%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam International Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	706	981	1,277	2,116
Class B	714	961	1,334	2,250
Class C	314	661	1,134	2,441
Class M	532	914	1,321	2,453
Class R	164	508	876	1,911
Class R6	93	290	504	1,120
Class Y	113	353	612	1,352

Expense Example, No Redemption - Putnam International Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	214	661	1,134	2,250
Class C	214	661	1,134	2,441

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 20%.
Investments
We invest mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We invest mainly in developed countries, but may invest in emerging markets.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/16 1.29% Best calendar quarter Q2 2009 24.11% Worst calendar quarter Q4 2008 –23.19%
Average annual total returns after sales charges (for periods ending 12/31/15)
Average Annual Total Returns - Putnam International Value Fund		1 Year	5 Years	10 Years
Class A		(7.49%)	1.35%	0.66%
Class A | after taxes on distributions		(7.51%)	1.05%	0.15%
Class A | after taxes on distributions and sale of fund shares		(3.82%)	1.22%	0.95%
Class B		(7.42%)	1.42%	0.65%
Class C		(3.53%)	1.80%	0.50%
Class M		(5.72%)	1.34%	0.39%
Class R		(2.12%)	2.31%	1.00%
Class R6	[1]	(1.43%)	2.89%	1.54%
Class Y		(1.63%)	2.83%	1.51%
MSCI EAFE Value Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)		(5.68%)	2.55%	1.96%
[1]	Performance for class R6 shares prior to its inception (12/2/13) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.